Total revenues - Disaggregation of revenues (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total collaboration revenues	€ 470,093	€ 478,051	€ 834,901
Revenue recognized	484,846	478,053	€ 834,901
Revenue from sale of goods	14,753	€ 2
Jyseleca [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from sale of goods	€ 14,800